Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies
Summary of significant accounting policies

Note 2 - Summary of significant accounting policies

Use of Estimates – The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make informed estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. Estimates made by the Company include corporate expense allocation, useful lives of depreciable assets, revenue recognition associated with contracts recognized over time, capitalized interest, warranty reserves, and share-based compensation. Due to inherent uncertainty involved in making estimates, actual results reported in future periods may differ from those estimates.

Cash and Cash Equivalents – The Company considers cash and cash equivalents to be cash and all highly liquid investments that are readily convertible into cash with a maturity of three months or less. Cash and cash equivalents also include cash proceeds from home closings that are in-transit or held by the Company’s third-party escrow agents for the Company’s benefit. The home closing proceeds are generally received in less than five days and are considered to be deposits in transit. As of December 31, 2022 and 2021, the Company had $0 and $981,251 deposits in transit, respectively.

The Company places its cash and cash equivalents on deposit with various financial institutions in the United States. The Federal Deposit Insurance Corporation insures up to $250,000 for substantially all depository accounts at each financial institution. The Company’s cash accounts at various times during the year may be in excess of the insured amount.

Accounts Receivable – Accounts receivable are stated at cost less an allowance for doubtful accounts. Management’s determination of the allowance for doubtful accounts is based on an evaluation of the accounts receivable, past experience, current economic conditions, and other risks inherent in the accounts receivable portfolio. As of December 31, 2022 and 2021, there was no allowance for doubtful accounts recorded.

Inventories and Cost of Sales – The carrying value of inventory is stated at cost unless events and circumstances indicate the carrying value may not be recoverable. Inventory consists of developed lots, homes under construction, and finished homes.

-	Developed lots - This inventory consists of land that has been developed for or acquired by the Company and where vertical construction is imminent. Developed lot costs are typically allocated to individual residential lots on a per lot basis based on specific costs incurred for the acquisition of the lot. For the years ended December 31, 2022 and 2021, the amount of developed lots included in inventory was $16,205,448 and $17,025,273, respectively. Developed lots purchased at fair value from third parties was $10,052,179 and $9,445,580 as of December 31, 2022 and December 31, 2021, respectively, which is included in Developed Lots on the Balance Sheets.
-	Homes under construction - At the time construction of the home begins, developed lots are transferred to homes under construction within inventory. This inventory represents costs associated with active homebuilding activities which include, predominately, labor and overhead costs related to home construction, capitalized interest, real estate taxes and land option fees. For the years ended December 31, 2022 and 2021, the amount of inventory related to homes under construction included in homes under construction and finished homes was $141,863,561 and $110,224,757, respectively.
-	Finished homes - This inventory represents completed but unsold homes at the end of the reporting period. Costs incurred in connection with completed homes including associated selling, general, and administrative costs are expensed as incurred. For the years ended December 31, 2022 and 2021, the amount of inventory related to finished homes included in homes under construction and finished homes was $22,133,926 and $12,775,442, respectively.

Upon settlement, costs associated with units sold are expensed to Cost of sales based on a specific identification basis. Costs of sales consists of specific construction costs of each home, estimated warranty costs, allocated developed lots, and closing costs applicable to the home. In addition, the Company receives rebates with certain suppliers for the use of their product. The Company records the receipt of the rebate as a reduction in Cost of sales based on a specific identification basis. At the time of closing, the

Company performs an analysis to accrue for costs that were incurred as part of the construction of the home but unpaid at the time of closing. The costs are recorded in Cost of sales in the Statements of Income.

Lot Purchase Agreement Deposits – The Company enters into lot purchase agreements with unrelated third parties (“Land Developers”) to acquire lots for the construction of homes. The agreements require the Company to pay a cash deposit in consideration for the right to purchase the lots at a future point in time at preestablished terms. The Company transfers the deposit to inventory upon receipt of the title of the lot. See Note 7-Lot purchase agreement deposits for further details.

Pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 and subtopics related to the consolidation of variable interest entities, the Company analyzes the Land Developers under the variable interest model to determine if such interest in Land Developers is considered a variable interest, and, if so, whether the Land Developers are required to be consolidated in the Company’s financial statements. Management determines whether the Land Developers are considered variable interest entities (“VIEs”) at the time management becomes involved with Land Developers. The Company invests in less than half of the fair value of the Land Developers’ assets. The Company does not have any specific performance obligations to purchase a certain number or any of the lots or guarantee any of the Land Developers’ financial or other liabilities. The Company is not involved in the design or creation of these entities. As such, the deposits placed by the Company pursuant to the lot purchase agreements are not deemed to be variable interests in the respective Land Developers.

Property and Equipment – Property and equipment is stated at cost, less accumulated depreciation. Depreciation is allocated on a straight-line basis over the estimated useful lives of the related assets. The estimated useful life of each asset group is summarized below:

Asset Group	Estimated Useful Lives
Furniture and Fixtures	5 to 7 years
Leasehold Improvements	Lesser of 40 years or the lease term
Machinery and Equipment	5 to 7 years
Office Equipment	5 to 7 years
Vehicles	5 years

Normal repairs and maintenance costs are expensed as incurred, whereas significant improvements which materially increase the value or extend the useful life of an asset are capitalized and depreciated over the remaining estimated useful life of the related assets.

Upon sale or retirement of depreciable assets, the related cost and accumulated depreciation or amortization are removed from the accounts. Any gain or loss on the sale or retirement of the depreciable asset is recognized as Other income (expense) on the Statements of Income.

Long-Lived Assets – The Company evaluates the carrying value of its long-lived assets, which consist of Inventory and Property and equipment, for impairment whenever events or circumstances indicate an impairment might exist.

Inventory impairment exists if the carrying amount of the asset is not recoverable from the sale prices expected from future home sales. The Company reviews the performance and outlook of its inventories for indicators of potential impairment on a community level. Any calculated impairments are recorded immediately in Cost of sales.

Recoverability for Property and equipment is measured by the expected undiscounted future cash flows of the assets compared to the carrying amounts of the assets. If the expected undiscounted future cash flows are less than the carrying amount of the assets, the excess of the net book value over the estimated fair value is charged to current earnings. Fair value is based upon discounted cash flows of the assets at a rate deemed reasonable for the type of asset and prevailing market conditions and appraisal.

There were no triggering events or impairments recorded for all years presented.

Deferred Loan Costs – Loan costs associated with the Company’s Homebuilding debt are capitalized and amortized over the term of the line of credit on a straight-line basis. These costs are included within inventory for homes under construction and finished homes. See Note 5-Homebuilding debt and other affiliate debt for further details.

Earnings per Share – Earnings per share (“EPS”) is presented assuming the capital structure of GSH, as the Company only presents Shareholders’ and other affiliates’ net investment. Basic EPS is computed by dividing income available to common shareholders by the weighted average number of GSH common shares outstanding for the period. Diluted EPS is computed by dividing income available to common shareholders by the weighted average number of GSH common shares outstanding for the period plus the assumed exercise of all dilutive GSH securities using the treasury stock method. See Note 13 - Earnings per share.

Investment in Joint Venture – GSH has entered into a joint venture agreement with an unrelated third party and acquired a 49% equity stake in Homeowners Mortgage, LLC (“Joint Venture”). The Joint Venture operates with the purpose of assisting homebuyers through the homebuying experience. The Company made an initial capital contribution of $49,000 at the formation of the Joint Venture on February 4, 2022. The Company has no obligations to make future capital contributions as governed by the Joint Venture’s operating agreement. If any future contributions are made, they generally will be based on a pro rata basis, based on the Company’s respective equity interest in the Joint Venture.

The Company accounts for its investment in the Joint Venture under the equity method of accounting, as it determined that the Company has the ability to exercise significant influence over the venture, but does not have control. Under the equity method, the investment in the unconsolidated joint venture is recorded initially at cost, as Investment in Joint Venture, and subsequently adjusted for equity in earnings, cash contributions, less distributions and impairments. The Joint Venture commenced operations in June 2022. Equity in earnings from the investment in the Joint Venture for the period from the commencement of operations through December 31, 2022 was $137,086, increasing the investment in Joint Venture as of December 31, 2022 to $186,086. There were no additional capital contributions and distributions for the year ended December 31, 2022 aside from the initial contribution of $49,000. Additionally, there were no impairment losses related to the Company’s investment in the Joint Venture recognized during the year ended December 31, 2022.

Share-Based Compensation – GSH’s share-based compensation was allocated to the Company in accordance with the methodology described in Note 1 - Nature of operations and basis of presentation. GSH has two types of share-based compensation, stock options and stock warrants.

Stock option awards are expensed on a straight-line basis over the requisite service period of the entire award from the date of grant through the period of the last separately vesting portion of the grant. GSH accounts for forfeitures when they occur. Stock warrant awards do not contain a service condition and are expensed on the grant date. The fair value of share-based awards, granted or modified, is determined on the grant date (or modification or acquisition dates, if applicable) at fair value, using the Black-Scholes option pricing model. This model requires the input of highly subjective assumptions, including the option’s expected term and stock price volatility. See Note 10 - Stock compensation.

Transaction costs - The Company records deferred transaction costs, which consist of legal, accounting and other fees related to the preparation of the Business Combination (see Note 1 - Nature of operations and basis of presentation). The deferred transaction costs will be offset against proceeds from the transaction upon the effectiveness of the Business Combination. In the event the transaction is terminated, all capitalized deferred transaction costs would be expensed. As of December 31, 2022, $2,491,459 of deferred transaction costs were capitalized and recorded in Prepaid expenses and other assets on the Balance Sheets. Transaction costs that are not eligible to be capitalized are expensed as incurred and included within Selling, general, and administrative expense in the Statements of Income.

Leases – In February 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842). The guidance in this ASU supersedes the leasing guidance in Accounting Standards Codification (“ASC”) 840, Leases. Under the new guidance, lessees are required to recognize right-of-use (“ROU”) assets and lease liabilities on the Balance Sheet for all leases with terms longer than 12 months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The Company adopted Topic 842 on January 1, 2022, using the modified retrospective transition method. In addition, the Company elected the practical expedients during transition which permitted the Company not to reassess under the new standard prior conclusions about the existence of a lease, lease classification, and initial direct cost. As a result of adopting Topic 842, the Company recognized operating lease ROU assets and operating lease liabilities of $1,149,832 on January 1, 2022.

The Company determines if an arrangement is, or contains, a lease at inception. Leases are recognized when the contract provides the Company the right to use an identified asset for a period of time in exchange for consideration. Operating leases are included in operating lease ROU assets and operating lease liabilities in the Balance Sheet.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the commencement date based on the present value of the lease payments over the lease term. As most of the Company’s leases do not provide an explicit borrowing rate, management uses the Company’s incremental borrowing rate based on information available at the commencement date, or at the date of transition for leases transitioned to Topic 842 on January 1, 2022, in determining the present value of the lease payments. In determining the incremental borrowing rate, the Company considered the lease term, credit risk of the lessee and the lease, the size of the lease payments, the current economic environment affecting the lessee and the lease, and the collateralized nature of the lease. The ROU assets also include any lease payments made, reduced by any lease incentives. Lease terms may include options to extend or terminate the lease when it is reasonably certain the Company will exercise that option. Lease expense for operating leases is recognized on a straight-line basis over the lease term and is included in Selling, general, and administrative expense on the statement of income for the year ended December 31, 2022. The Company elected the practical expedient to combine lease and non-lease components when accounting for ROU assets and lease liabilities of all asset classes.

Variable lease costs represent additional expenses incurred by the Company that are not included in the lease payment. Variable lease costs include maintenance charges, taxes, insurance, and other similar costs, and are recorded within Selling, general and administrative expense on the statement of income for the year ended December 31, 2022. The Company has elected not to recognize leases with an initial term of 12 months or less (“short-term leases”) on the Balance Sheet. The Company recognizes lease expense for short-term leases on a straight-line basis over the lease term and variable lease payments in the period in which the obligation is incurred.

Beginning in December 2022, GSH entered into sale-leaseback transactions with related parties. Unless otherwise noted, GSH accounts for sale-leaseback transactions at their contractually stated terms. As the leases do not provide an explicit borrowing rate, management used the Company’s incremental borrowing rate based on information available as of the lease commencement date. Refer to Note 6 - Related party transactions for additional detail on these transactions.

Revenue Recognition - The Company’s revenues consist primarily of home sales in the United States. Home sale transactions are made under fixed price contracts. The Company generally determines the selling price per home based on the expected cost plus a margin. Home sale transactions typically have one single performance obligation to deliver a completed home to the homebuyer which is generally satisfied when the closing conditions are met. Based on the Company’s review of their contracts, the Company believes there are no significant financing components due to the expected duration of the contracts, and the related performance obligation have an original expected duration of one year or less.

Performance obligations are generally satisfied at a point in time, when the control of the home is transferred to the customer. Control is considered to be transferred to the customer at the time of closing when the title and possession of the home are received by the homebuyer. The Company generally requires initial cash deposits from the homebuyer at the time the sales contract is executed which is held by an unrelated third-party escrow agent. The remaining consideration to which the Company is entitled to is received at the time of closing through an escrow agent, typically within five days or less of the closing date. For the years ended December 31, 2022, 2021 and 2020, revenue recognized at a point in time from speculative homes totaled $456,792,005, $419,714,758, and $318,041,199, respectively.

In some contracts, the Company is contracted to construct a home or homes on underlying land the customer controls. For these specific contracts, the performance obligation is satisfied over time, as the Company’s performance creates or enhances an asset that the customer controls. The Company recognizes revenue for these contracts using the input method based on costs incurred as compared to total estimated project costs. The Company has determined that the cost-based input method provides a faithful depiction of the transfer of goods or services to the customer. For the years ended December 31, 2022, 2021, and 2020, revenue recognized over time from land owned by customers totaled $20,253,944, $13,176,752, and $9,213,106, respectively.

For homes with revenue recognized over time, a large portion of the Company’s contracts with these customers and the related performance obligations have an original expected duration of one year or less. As a result, the Company elected the practical expedient and does not disclose the value of unsatisfied performance obligations for these contracts.

The Company periodically bills these customers over the term of the project and performs a quarterly analysis between billings and revenue recognized. The Company records a contract asset when work performed by the Company is greater than the amount billed. Conversely, the Company records deferred revenue when the amount billed is greater than the work performed. As of December 31, 2022 and 2021, the Company recorded a contract asset of $611,343 and $1,361,590, respectively, which is included in Prepaid expense and other assets on the Balance Sheets. As of December 31, 2022 and 2021, the Company recorded deferred revenue of $305,701 and $957,926, respectively, which is included in Other accrued expenses and liabilities on the Balance Sheets. Substantially all deferred revenue is recognized in revenue within twelve months of being received from customers.

The Company frequently performs reviews of all contracts to estimate profitability in the future. If the estimate of contract profitability indicates an anticipated loss on a contract, the Company recognizes the total estimated loss at the time it is fully determinable. For the years ended December 31, 2022, 2021, and 2020, the Company did not recognize a loss on any contracts.

Concurrent with the recognition of revenues in our Statements of Income, sales incentives in the form of price concessions on the selling price of a home are recorded as a reduction of revenues. Homebuilding revenues include forfeited deposits, which occur when home sale contracts that include a nonrefundable deposit are cancelled. Revenues from forfeited deposits were considered insignificant for all years presented.

The Company determined that costs to obtain a contract include sales commission paid to agents and brokers for selling services to attract home buyers into sales agreements. The contract term is typically the closing date when the title and consideration are exchanged. The Company adopted the practical expedient associated with ASC 606 to recognize the incremental costs of obtaining a contract as an expense when incurred, i.e., when the amortization period of the asset that the Company otherwise would have recognized is one year or less.

Beginning in December 2022, GSH entered into sale-leaseback transactions with related parties. The Company recognized revenue of $5,188,716 on the Statement of income for the year ended December 31, 2022. Refer to Note 6 - Related party transactions for additional detail on these transactions.

Backlog – Backlog represents homes sold but not yet closed with customers. As of December 31, 2022, the Company had a total backlog of 276 units representing revenue of approximately $86 million. As of December 31, 2021, the Company had a total backlog of 800 homes valued at approximately $210 million. Backlog is affected by customer cancellations that may be beyond the Company’s control, such as customers unable to obtain financing or unable to sell their existing home. During the years ended December 31, 2022, 2021, and 2020, the Company’s cancellation rate was 17.5%, 14.2%, and 11.4%, respectively.

Advertising – The Company expenses advertising and marketing costs as incurred and is included within Selling, general, and administrative expense in the Statements of Income. For the years ended December 31, 2022, 2021, and 2020, the Company incurred $2,709,488, $1,831,526, and $1,926,172, respectively, in advertising and marketing costs.

Warranties – The Company enrolls all homebuyers within their Express Limited Warranty Program, which provides (i) a one-year warranty on the original installation of the material and workmanship; (ii) a two-year warranty on certain systems that include but are not limited to plumbing, electrical and HVAC and; (iii) a ten-year warranty for structural integrity of the home. The Company’s Express Limited Warranty Program requires the Company to repair or replace defective construction during such warranty period at no cost to the homebuyer under the one- and two-year warranties. The ten-year warranty is underwritten by an insurance company. The Company estimates the costs that may be incurred under the limited warranties and records a liability in the expected amount of such costs at the time revenues associated with sales are recognized. The Company records the estimated warranty accrual within Other accrued expenses and liabilities on the Balance Sheets and adjustments to the reserves are included in Cost of sales on the Statements of Income. The Company analyzes historical claims experience combined with the number of homes delivered to estimate the amount to accrue per home for warranty costs. This estimation process takes into consideration such factors as the likely current cost of corrective action, manufacturers’ and subcontractors’ participation in sharing the cost of corrective action, and consultations with engineers. The warranty accrual is periodically evaluated for adequacy and any accrual adjustments are made on a per unit basis if deemed necessary.

Income Taxes – The Company is included in the tax filing of the shareholders of GSH, which was taxed individually under the provisions of Subchapter S and Subchapter K of the Internal Revenue Code. Individual shareholders are liable for income taxes on their respective shares of the GSH’s taxable income. No income tax nor income tax liability has been allocated to the Company as of and for the years ended December 31, 2022, 2021, and 2020, nor is there any recorded liability for uncertain tax positions.

Fair Value Measurements - Certain assets and liabilities measured and reported at fair value under U.S. GAAP are classified in a three-level hierarchy that prioritizes the inputs used in the valuation process. Categorization within the valuation hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The hierarchy is based on the observability and objectivity of the pricing inputs as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices in active markets for similar assets or liabilities, (ii) quoted prices in inactive markets for identical or similar assets or liabilities or (iii) information derived from or corroborated by observable market data.

Level 3 – Prices or valuation techniques that require significant unobservable data inputs. These inputs would normally be the Company’s own data and judgments about assumptions that market participants would use in pricing the asset or liability.

The Company’s financial instruments primarily include Cash and Cash equivalents, Accounts Receivable, Lot purchase agreement deposits, Accounts Payable and Homebuilding debt and Other affiliate debt. Due to the short-term nature of the Company’s Cash and Cash equivalents, Accounts Receivable, Lot purchase agreement deposits, and Accounts Payable, the carrying amounts of these instruments approximate their fair value. The interest rates on the Homebuilding debt and Other affiliate debt vary and are the greater of either a reference rate plus an applicable margin, or the base rate plus the aforementioned applicable margin. Refer to Note 5 - Homebuilding debt and other affiliate debt for additional detail on the determination of these instruments’ interest rate. As the reference rate of the Homebuilding debt and Other affiliate debt at any point in time is reflective of the current interest rate environment the Company operates in, the carrying amount of these instruments approximates their fair value

Reporting Segment – Operating segments are defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Company operates as one operating and reportable segment, and the CODM primarily evaluates performance based on the number of homes closed, average sales price, and financial results for the Company as a whole. As such, management believes that the Company operates as one reportable segment.

Recent Accounting Pronouncements Not Yet Adopted – In June 2016, FASB issued ASU 2016-13, Financial Instruments – Credit Losses Measurement of Credit Losses on Financial Instruments (“ASC 326”). ASC 326 significantly changes the way impairment of financial assets is recognized by requiring companies to immediately recognize estimated credit losses expected to occur over the remaining life of many financial assets. The immediate recognition of the estimated credit losses generally will result in an earlier recognition of allowance for credit losses on loans and other financial instruments. The new standard will be effective for the Company on January 1, 2023 and early adoption is permitted. The Company plans to adopt this ASU in the first quarter of 2023. The adoption of ASC 326 will not have a significant impact on the Company’s financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which provides practical expedients and exceptions for applying U.S. GAAP when modifying contracts and hedging relationships that use the London Interbank Offered Rate (“LIBOR”) as a reference rate. In addition, these amendments are not applicable to contract modifications made and hedging relationships entered into or evaluated after December 31, 2024. The Company does not anticipate a material increase in interest rates from its creditors as a result of the shift away from LIBOR. The Company is currently evaluating the impact of the shift and this guidance on the financial statements and disclosures.